Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 3,098,140	$ 1,287,276
Franchise tax	81,600	282,342
Total operating expenses	3,179,740	1,569,618
OTHER INCOME
Interest and dividend income on cash and marketable securities held in Trust Account	429,125	1,411,854
Change in fair value of private warrants	248,953	1,997,334
Total other income	678,078	3,409,188
INCOME BEFORE INCOME TAX PROVISION	(2,501,662)	1,839,570
Income tax provision	$ (72,980)	$ (216,203)
Income per common share
Diluted net (loss) income per share, Common Stock (in Dollars per share)	$ (0.77)	$ 0.13
Weighted average common shares outstanding
NET (LOSS) INCOME	$ (2,574,642)	$ 1,623,367
Weighted average shares outstanding of Common Stock Basic (in Shares)	3,336,745	12,278,562
Basic net (loss) income per share, Common Stock (in Dollars per share)	$ (0.77)	$ 0.13
Vaso Corporation and Subsidaries
OPERATING EXPENSES
Selling, general and administrative	$ 45,643,000	$ 40,843,000
Research and development	755,000	605,000
Total operating expenses	46,398,000	41,448,000
Operating income	4,195,000	6,454,000
OTHER INCOME
Interest and financing costs	(50,000)	(44,000)
Interest and other income, net	764,000	143,000
Loss on disposal of fixed assets	(4,000)	(2,000)
Total other income	710,000	97,000
INCOME BEFORE INCOME TAX PROVISION	4,905,000	6,551,000
Income tax provision	(100,000)	4,743,000
Other comprehensive income
Foreign currency translation loss	(71,000)	(343,000)
Comprehensive income	$ 4,734,000	$ 10,951,000
Income per common share
Diluted net (loss) income per share, Common Stock (in Dollars per share)	$ 0.03	$ 0.06
Weighted average common shares outstanding
Weighted average shares outstanding of Common Stock Diluted (in Shares)	175,541	174,656
NET (LOSS) INCOME	$ 4,805,000	$ 11,294,000
Weighted average shares outstanding of Common Stock Basic (in Shares)	174,441	173,065
Basic net (loss) income per share, Common Stock (in Dollars per share)	$ 0.03	$ 0.07
Revenues
Total revenues	$ 81,024,000	$ 79,294,000
Cost of revenues
Total cost of revenues	30,431,000	31,392,000
Gross profit	50,593,000	47,902,000
Vaso Corporation and Subsidaries | Managed IT systems and services
Revenues
Total revenues	40,371,000	40,100,000
Vaso Corporation and Subsidaries | Professional sales services
Revenues
Total revenues	37,820,000	36,621,000
Vaso Corporation and Subsidaries | Equipment sales and services
Revenues
Total revenues	2,833,000	2,573,000
Vaso Corporation and Subsidaries | Cost of managed IT systems and services
Cost of revenues
Total cost of revenues	22,712,000	23,871,000
Vaso Corporation and Subsidaries | Cost of equipment sales and services
Cost of revenues
Total cost of revenues	7,021,000	6,912,000
Vaso Corporation and Subsidaries | Cost of equipment sales and services
Cost of revenues
Total cost of revenues	$ 698,000	$ 609,000